First Quarter Report
August 31, 2023 (Unaudited)
Columbia Quality Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Quality Income Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 16.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS TRUST(a)
Series 2023-3PL Class A
08/19/2030	6.600%	3,766,055	3,768,609
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	2,950,000	2,960,729
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	4,447,871	4,463,520
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	11,000,000	11,068,806
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/20/2031	7.288%	8,000,000	7,827,712
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.270%	6,750,000	6,580,636
Series 2013-4A Class BRR
3-month Term SOFR + 1.682% Floor 1.420% 01/15/2031	6.990%	14,725,000	14,433,268
Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	3,888,464	3,889,747
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	1,496,865	1,463,523
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month Term SOFR + 2.162% Floor 1.900% 10/21/2030	7.495%	17,075,000	16,728,292
Marlette Funding Trust(a)
Series 2022-1A Class B
04/15/2032	2.340%	7,038,000	6,885,634
Series 2023-2A Class A
06/15/2033	6.040%	2,835,825	2,826,946
Subordinated Series 2022-3A Class B
11/15/2032	5.950%	2,000,000	1,980,159
Netcredit Combined Receivables LLC(a),(c)
Series 2023-A Class A
12/20/2027	7.780%	2,176,556	2,161,592
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month Term SOFR + 7.512% Floor 7.250% 10/22/2030	12.857%	2,750,000	2,486,126
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month Term SOFR + 2.012% 10/30/2030	7.381%	7,000,000	6,973,610
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	7,811,353	7,717,319
Series 2021-2 Class NOTE
01/25/2029	3.000%	2,602,773	2,472,770
Series 2021-5 Class A
08/15/2029	1.530%	1,756,905	1,733,225
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	4,549,752	4,433,319
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	5,975,531	6,016,827
Series 2023-3 Class A
12/16/2030	7.600%	5,319,377	5,349,472
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	9,998,678	9,348,623
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	4,999,515	5,009,835
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	3,999,444	4,059,842
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month Term SOFR + 7.312% Floor 7.050% 11/25/2028	12.703%	3,000,000	2,977,782
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.320%	12,000,000	11,855,148
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	4,222,818	3,739,228
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month Term SOFR + 1.862% Floor 1.600% 07/15/2035	7.170%	7,800,000	7,691,791
2	Columbia Quality Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.970%	6,500,000	6,403,130
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	7.322%	10,000,000	9,605,650
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	3,082,411	3,085,728
Series 2023-1A Class A
04/15/2029	7.580%	5,893,249	5,900,183
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	4,000,000	3,920,759
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	9,670,000	9,392,456
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	1,227,321	1,193,468
Series 2021-ST8 Class A
10/20/2029	1.750%	2,835,661	2,754,958
Series 2021-ST9 Class A
11/20/2029	1.700%	2,252,957	2,181,743
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	2,435,445	2,427,481
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	3,175,737	3,119,090
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	9,500,000	9,055,382
Total Asset-Backed Securities — Non-Agency (Cost $231,349,798)			227,944,118

Commercial Mortgage-Backed Securities - Agency 2.9%

Federal National Mortgage Association(d)
Series 2017-M15 Class ATS2
11/25/2027	3.205%	12,789,900	12,018,413
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,866,494	16,569,074
FRESB Mortgage Trust(d)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	6,399,333	6,028,884
Government National Mortgage Association(d),(e)
Series 2019-102 Class IB
03/16/2060	0.834%	12,874,437	682,622
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-118 Class IO
06/16/2061	0.811%	19,568,044	952,148
Series 2019-131 Class IO
07/16/2061	0.802%	25,142,956	1,333,155
Series 2019-134 Class IO
08/16/2061	0.652%	17,206,679	726,115
Series 2019-139 Class IO
11/16/2061	0.672%	17,803,713	782,608
Series 2020-19 Class IO
12/16/2061	0.695%	18,115,338	920,330
Series 2020-3 Class IO
02/16/2062	0.615%	19,141,884	831,399
Total Commercial Mortgage-Backed Securities - Agency (Cost $56,418,281)			40,844,748

Commercial Mortgage-Backed Securities - Non-Agency 7.4%

BX Trust(a),(b)
Series 2018-GW Class D
1-month Term SOFR + 1.817% Floor 1.770% 05/15/2037	7.445%	3,830,000	3,744,494
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	10,400,000	5,412,333
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	1,580,897
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month Term SOFR + 2.364% Floor 2.250% 07/15/2038	7.675%	5,725,852	5,632,898
Hilton USA Trust(a),(d)
Series 2016-HHV Class D
11/05/2038	4.333%	8,395,000	7,705,706
Subordinated Series 2016-HHV Class F
11/05/2038	4.333%	13,400,000	11,842,096
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	5,000,000	2,419,318
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	8,700,000	1,311,371
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	19,256,205	17,024,060
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2021-HTL5 Class D
1-month Term SOFR + 2.629% Floor 2.515% 11/15/2038	7.940%	6,990,000	6,797,936

Columbia Quality Income Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	5,500,000	4,551,895
Progress Residential Trust(a)
Series 2019-SFR4 Class E
10/17/2036	3.435%	11,000,000	10,577,741
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,000,000	7,488,706
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	5,000,000	4,802,081
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,604,000	2,516,304
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.575%	4,750,000	4,299,338
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class D
1-month Term SOFR + 3.614% Floor 3.500% 05/15/2031	8.925%	6,225,000	5,618,302
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $123,379,150)			103,325,476

Residential Mortgage-Backed Securities - Agency 86.8%

Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	16,628,290	14,683,917
Federal Home Loan Mortgage Corp.
10/01/2024- 06/01/2039	5.000%	2,201,543	2,202,788
06/01/2030	5.500%	1,226,722	1,232,570
05/01/2036	2.000%	5,765,756	5,070,355
03/01/2042- 11/01/2046	3.500%	32,551,749	29,876,175
11/01/2043- 08/01/2052	3.000%	38,452,442	33,685,628
08/01/2044- 11/01/2048	4.000%	20,058,244	18,905,769
02/01/2051	2.500%	22,249,463	18,684,453
Federal Home Loan Mortgage Corp.(f)
08/01/2041	4.500%	1,759,597	1,716,286
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 6.064% Cap 5.950% 07/15/2042	0.876%	3,172,258	274,327
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 6.064% Cap 5.950% 11/15/2043	0.876%	4,506,100	402,489
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 6.014% Cap 5.900% 12/15/2043	0.826%	1,994,932	223,790
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 6.064% Cap 5.950% 06/15/2046	0.876%	4,122,164	434,358
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.000%	3,633,773	188,966
CMO Series 4935 Class JS
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 12/25/2049	0.877%	7,393,791	815,668
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.964% Cap 5.850% 04/25/2050	0.677%	5,590,659	486,468
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.907%	11,981,202	1,492,083
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 07/25/2050	0.877%	15,630,207	2,000,438
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 6.084% Cap 5.970% 08/15/2043	0.896%	4,371,144	375,343
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 6.114% Cap 6.000% 03/15/2044	0.926%	1,575,537	140,750
Federal Home Loan Mortgage Corp.(e)
CMO Series 304 Class C69
12/15/2042	4.000%	1,243,038	237,930

4	Columbia Quality Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4139 Class CI
05/15/2042	3.500%	1,832,011	158,686
CMO Series 4147 Class CI
01/15/2041	3.500%	831,587	29,884
CMO Series 4177 Class IY
03/15/2043	4.000%	3,515,214	552,239
CMO Series 4215 Class IL
07/15/2041	3.500%	307,794	12,610
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 4068 Class GI
09/15/2036	0.000%	2,445,553	142,028
CMO Series 4107 Class KS
06/15/2038	0.000%	2,266,773	88,661
Federal Home Loan Mortgage Corp. REMICS
CMO Series 204378 Class ZB
08/15/2044	3.000%	10,803,566	9,355,614
CMO Series 204763 Class ZW
08/15/2047	4.000%	12,456,209	11,495,169
Federal Home Loan Mortgage Corp. REMICS(b),(e)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 05/25/2050	0.927%	13,292,220	1,379,261
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 5105 Class ID
05/25/2051	3.000%	20,347,837	3,656,335
Federal National Mortgage Association
11/01/2034- 05/01/2052	3.500%	59,911,417	55,031,510
02/01/2035- 06/01/2053	5.000%	27,126,582	26,593,550
03/01/2036- 08/01/2041	4.500%	8,030,386	7,816,579
06/01/2036- 01/01/2052	2.000%	112,185,495	90,808,201
09/01/2036	6.500%	1,161,587	1,197,267
01/01/2042- 08/01/2052	4.000%	38,902,083	36,231,254
11/01/2046- 08/01/2050	3.000%	77,820,955	68,126,992
12/01/2050- 05/01/2051	2.500%	41,020,480	34,699,776
CMO Series 2017-72 Class B
09/25/2047	3.000%	4,885,028	4,389,716
Federal National Mortgage Association(b),(e)
CMO Series 2005-74 Class NI
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 05/25/2035	0.907%	4,920,469	172,951
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-54 Class DI
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 06/25/2037	0.927%	4,243,131	303,619
CMO Series 2013-97 Class SB
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 06/25/2032	0.917%	773,767	8,122
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 01/25/2045	0.977%	6,896,046	735,877
CMO Series 2016-101 Class SK
-1.0 x 30-day Average SOFR + 6.064% Cap 5.950% 01/25/2047	0.777%	14,667,251	1,529,252
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.964% Cap 5.850% 06/25/2046	0.677%	8,813,292	982,414
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 6.114% Cap 6.000% 07/25/2046	0.827%	12,497,131	1,311,491
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 6.114% Cap 6.000% 02/25/2047	0.827%	10,846,792	1,042,812
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 07/25/2047	0.977%	8,550,603	922,542
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 4.064% Cap 2.750% 09/25/2047	0.000%	27,940,093	927,639
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 11/25/2047	0.977%	6,392,364	656,389

Columbia Quality Income Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 07/25/2049	0.877%	17,854,511	1,749,435
CMO Series 2019-57 Class AS
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/25/2049	0.877%	11,115,603	1,056,168
CMO Series 2019-77 Class SP
-1.0 x 30-day Average SOFR + 6.064% Cap 5.950% 01/25/2050	0.777%	14,458,316	1,561,086
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.907%	16,752,248	2,174,249
Federal National Mortgage Association(d),(e)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,465,021	25
Federal National Mortgage Association(e)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	1,207,816	52,294
CMO Series 2012-133 Class EI
07/25/2031	3.500%	198,441	1,910
CMO Series 2012-134 Class AI
07/25/2040	3.500%	130,504	441
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,687,349	167,904
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,617,667	218,392
CMO Series 2013-16
01/25/2040	3.500%	1,022,062	26,082
CMO Series 2020-55 Class MI
08/25/2050	2.500%	19,488,228	2,983,295
CMO Series 2021-3 Class TI
02/25/2051	2.500%	26,077,005	4,098,690
CMO Series 417 Class C4
02/25/2043	3.500%	6,318,103	1,233,573
Federal National Mortgage Association REMICS
CMO Series 2016-23 Class Z
04/25/2046	3.500%	8,461,524	7,586,172
Federal National Mortgage Association REMICS(e)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	14,853,629	2,623,249
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-54 Class LI
04/25/2049	2.500%	21,008,273	2,787,350
Freddie Mac REMICS
CMO Series 4633 Class ZM
11/15/2046	3.000%	6,653,259	5,799,092
CMO Series 5104 Class LH
06/25/2049	2.000%	5,161,330	4,241,948
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	131,997	133,946
01/15/2039- 08/20/2040	5.000%	4,494,405	4,484,214
04/20/2051- 05/20/2051	2.500%	75,844,845	62,833,832
Government National Mortgage Association(f)
04/20/2048	4.500%	6,923,586	6,690,953
Government National Mortgage Association(e)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	2,618,549	381,326
CMO Series 2012-129 Class AI
08/20/2037	3.000%	227,056	633
CMO Series 2014-131 Class EI
09/16/2039	4.000%	4,647,471	386,160
CMO Series 2015-175 Class AI
10/16/2038	3.500%	10,865,292	989,543
CMO Series 2020-129 Class YI
09/20/2050	2.500%	23,332,228	3,038,372
CMO Series 2020-138 Class IN
09/20/2050	2.500%	12,943,876	1,819,150
CMO Series 2020-138 Class JI
09/20/2050	2.500%	27,914,841	3,902,735
CMO Series 2020-142 Class GI
09/20/2050	3.000%	7,908,547	1,074,414
CMO Series 2020-175 Class KI
11/20/2050	2.500%	19,808,383	2,698,599
CMO Series 2020-191 Class TI
12/20/2050	2.500%	9,781,086	1,169,500
CMO Series 2020-191 Class UC
12/20/2050	4.000%	17,821,754	3,055,638
CMO Series 2021-1 Class IB
01/20/2051	2.500%	20,441,632	2,669,299
CMO Series 2021-111 Class AI
06/20/2051	2.500%	18,464,840	2,304,030
CMO Series 2021-119 Class LI
07/20/2051	3.000%	21,036,027	3,149,930
CMO Series 2021-122 Class HI
11/20/2050	2.500%	17,750,703	2,302,680

6	Columbia Quality Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-142 Class IX
08/20/2051	2.500%	23,973,050	3,357,258
CMO Series 2021-146 Class IK
08/20/2051	3.500%	22,032,880	3,767,730
CMO Series 2021-158 Class VI
09/20/2051	3.000%	18,015,672	2,897,814
CMO Series 2021-159 Class IP
09/20/2051	3.000%	13,795,512	1,971,394
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	23,714,924	3,596,050
CMO Series 2021-27 Class IN
02/20/2051	2.500%	12,468,376	1,636,317
CMO Series 2021-67 Class GI
04/20/2051	3.000%	19,903,812	2,891,805
CMO Series 2021-8 Class BI
01/20/2051	2.500%	18,648,500	2,790,696
CMO Series 2021-8 Class IO
01/20/2051	3.000%	36,234,382	5,639,892
Government National Mortgage Association(b),(e)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 09/16/2044	0.773%	9,705,051	1,202,653
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 11/20/2047	0.772%	6,210,062	541,456
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 01/20/2048	0.772%	7,794,175	692,169
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 08/20/2048	0.772%	5,940,633	447,936
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 10/20/2048	0.722%	3,772,684	305,678
CMO Series 2018-147 Class SA
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 10/20/2048	0.772%	9,720,889	858,770
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 11/20/2048	0.722%	7,677,788	687,735
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 02/20/2048	0.772%	7,155,672	724,482
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 03/20/2048	0.772%	4,535,265	360,495
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 04/20/2048	0.772%	5,136,573	423,973
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 05/20/2048	0.772%	6,936,958	728,451
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 07/20/2048	0.772%	6,095,112	461,156
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 6.214% Cap 6.100% 09/20/2049	0.672%	13,194,302	1,343,803
CMO Series 2019-119 Class GS
-1.0 x 1-month Term SOFR + 6.214% Floor 0.400%, Cap 6.100% 09/20/2049	0.672%	7,399,413	545,153
CMO Series 2019-21 Class SH
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	0.622%	6,605,446	472,231
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	0.622%	6,738,667	821,115

Columbia Quality Income Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 6.214% Cap 6.100% 04/20/2049	0.672%	12,610,974	1,133,894
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 04/16/2049	0.623%	15,282,888	2,383,548
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 6.214% Cap 6.100% 07/20/2049	0.672%	16,408,698	1,647,686
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 07/20/2050	0.772%	12,035,554	1,222,296
CMO Series 2020-125 Class AS
-1.0 x 1-month Term SOFR + 6.364% Cap 6.250% 08/20/2050	0.822%	19,157,965	1,946,325
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.364% Cap 6.250% 08/20/2050	0.822%	13,341,660	1,396,694
CMO Series 2020-140 Class SG
-1.0 x 1-month Term SOFR + 6.464% Cap 6.350% 09/20/2050	0.922%	28,463,955	3,537,298
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 6.214% Cap 6.100% 06/20/2050	0.672%	11,685,969	1,262,323
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 09/20/2051	0.872%	21,164,269	2,346,792
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	153,915,449	749,645
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 03/20/2051	0.872%	23,320,184	2,299,827
Government National Mortgage Association TBA(g)
09/21/2053	3.000%	17,000,000	14,946,055
09/21/2053	4.500%	65,000,000	61,942,969
Uniform Mortgage-Backed Security TBA(g)
09/18/2038	2.500%	20,000,000	17,985,156
09/18/2038- 09/14/2053	3.000%	130,000,000	114,246,641
09/14/2053	2.000%	58,000,000	46,180,235
09/14/2053	3.500%	99,927,560	89,314,160
09/14/2053	4.000%	25,000,000	23,074,219
09/14/2053	4.500%	115,000,000	109,034,375
09/14/2053	5.000%	39,000,000	37,815,528
Total Residential Mortgage-Backed Securities - Agency (Cost $1,337,368,583)			1,208,567,178

Residential Mortgage-Backed Securities - Non-Agency 18.4%

Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-B Class A
06/25/2066	2.239%	4,842,897	4,593,704
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	2,900,000	2,416,027
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-3A Class M1C
1-month Term SOFR + 2.064% Floor 1.950% 07/25/2029	7.379%	4,082,189	4,089,806
CMO Series 2019-4A Class M1C
1-month Term SOFR + 2.614% Floor 2.500% 10/25/2029	7.929%	2,613,814	2,620,355
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	10,000,000	10,000,000
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	7,206,062	6,561,802
CMO Series 2023-1 Class M1
03/25/2058	8.413%	6,144,000	5,977,675
CMO Series 2023-3 Class A1
07/25/2058	7.100%	7,552,677	7,492,731
CMO Series 2023-4 Class A1
09/25/2058	7.573%	5,000,000	5,000,355

8	Columbia Quality Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(d)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	2,872,835	2,789,455
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	2,975,232	2,805,054
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2009-11 Class 1A2
02/25/2037	4.425%	162,994	154,856
CMO Series 2014-A Class B2
01/25/2035	5.478%	703,455	681,943
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,977,770	2,784,474
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
30-day Average SOFR + 2.164% 01/25/2040	7.452%	2,118,342	2,130,925
CMO Series 2022-R02 Class 2M2
30-day Average SOFR + 3.000% 01/25/2042	8.288%	10,000,000	10,002,294
Subordinated CMO Series 2019-R01 Class 2B1
30-day Average SOFR + 4.464% 07/25/2031	9.752%	11,290,000	11,950,309
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.288%	7,000,000	6,964,866
CSMC Trust(a),(d)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	2,463,450	2,352,387
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	5,299,071	4,252,007
Freddie Mac STACR(b)
CMO Series 2020-CS01 Class M3
1-month USD LIBOR + 0.000% 04/25/2033	4.000%	794,552	792,225
CMO Series 2020-CS02 Class M4
1-month USD LIBOR + 0.000% 06/25/2033	4.617%	4,539,930	4,278,579
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.038%	4,000,000	3,847,522
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.788%	7,000,000	6,545,950
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(c)
CMO Series 2019-CS02 Class M2
1-month USD LIBOR + 0.000% 02/25/2032	4.506%	13,843,448	13,531,970
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	7.888%	6,121,622	6,207,619
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	10.038%	4,500,000	4,579,204
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	2,038,150	1,849,269
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A3
01/25/2057	2.450%	7,905,182	6,409,492
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	4,109,591	3,891,498
Mortgage Acquisition Trust I LLC(a),(c)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	3,962,316	3,595,801
New Residential Mortgage Loan Trust(a),(d),(e)
CMO Series 2014-1A Class AIO
01/25/2054	2.260%	8,436,339	384,390
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	4,420,000	3,321,591
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	4,618,358	4,166,149
OBX Trust(a),(d)
CMO Series 2022-NQM3 Class A2
01/25/2062	3.833%	5,264,000	3,878,358
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/25/2025	9.193%	1,817,723	1,808,163
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month Term SOFR + 2.964% Floor 2.850% 02/25/2025	8.279%	17,450,000	17,431,079
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.079%	19,500,000	19,368,667
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	6,694,776	6,315,881
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	7,405,384	7,046,102

Columbia Quality Income Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	4,515,979	4,265,380
CMO Series 2022-NQM1 Class M1
08/25/2067	5.488%	6,000,000	5,159,223
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	3,425,979	3,196,000
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	7.138%	1,383,779	1,383,470
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	1,632,639	1,570,078
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	4,224,000	3,856,331
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	6,149,150	5,569,391
Stonnington Mortgage Trust(a),(c),(d),(h)
CMO Series 2020-1 Class A
07/28/2024	3.500%	577,646	568,982
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
1-month Term SOFR + 2.714% Floor 2.600% 10/25/2033	8.029%	4,436,368	4,457,756
Vendee Mortgage Trust(d),(e)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	342,365	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	407,549	0
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,700,000	5,406,565
CMO Series 2023-INV1 Class M1
02/25/2068	7.621%	4,200,000	4,211,665
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	2,476,838	2,232,987
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $262,297,465)			256,748,362

Call Option Contracts Purchased 0.4%
Value ($)
(Cost $27,345,040)	6,034,520

Put Option Contracts Purchased 0.2%

(Cost $3,763,085)	1,883,414

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(i),(j)	58,701,177	58,683,567
Total Money Market Funds (Cost $58,681,341)		58,683,567
Total Investments in Securities (Cost: $2,100,602,743)		1,904,031,383
Other Assets & Liabilities, Net		(511,274,922)
Net Assets		1,392,756,461

At August 31, 2023, securities and/or cash totaling $22,240,666 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,631	12/2023	USD	332,405,446	605,062	—
U.S. Treasury 5-Year Note	2,590	12/2023	USD	276,927,656	1,623,720	—
Total					2,228,782	—

10	Columbia Quality Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(16)	12/2023	USD	(1,947,000)	—	(22,783)
U.S. Treasury 10-Year Note	(2,569)	12/2023	USD	(285,239,281)	—	(847,521)
U.S. Treasury Ultra Bond	(4)	12/2023	USD	(517,875)	—	(6,943)
Total					—	(877,247)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.50	10/27/2023	1,900,000	241,080
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	40,000,000	40,000,000	3.50	10/27/2023	1,420,000	192,864
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	68,970,000	68,970,000	3.30	11/14/2023	2,207,040	225,166
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	185,000,000	185,000,000	3.30	11/30/2023	4,902,500	814,444
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	75,000,000	75,000,000	3.00	11/30/2023	2,306,250	119,865
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	55,000,000	55,000,000	3.00	12/01/2023	1,897,500	90,728
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	200,000,000	200,000,000	3.50	12/12/2023	6,033,000	1,851,740
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	75,000,000	75,000,000	3.00	01/10/2024	2,561,250	239,483
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.60	01/11/2024	4,117,500	2,259,150
Total							27,345,040	6,034,520

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	203,410,000	203,410,000	4.25	02/20/2024	3,763,085	1,883,414

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(150,000,000)	(150,000,000)	3.80	09/06/2033	(1,200,000)	(712,185)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	14.554	USD	10,000,000	(2,698,336)	5,833	—	(1,175,401)	—	(1,517,102)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.554	USD	10,000,000	(2,698,337)	5,833	—	(1,661,676)	—	(1,030,828)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.554	USD	10,000,000	(2,698,337)	5,834	—	(1,529,228)	—	(1,163,275)
Columbia Quality Income Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2023 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.554	USD	20,000,000	(5,396,674)	11,667	—	(3,634,685)	—	(1,750,322)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	96.520	USD	4,441,473	(865,210)	2,591	—	(230,827)	—	(631,792)
Total								(14,356,894)	31,758	—	(8,231,817)	—	(6,093,319)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2023, the total value of these securities amounted to $582,947,152, which represents 41.86% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2023.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2023.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2023, the total value of these securities amounted to $568,982, which represents 0.04% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	38,986,638	216,306,820	(196,614,176)	4,285	58,683,567	5,514	868,318	58,701,177
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
12	Columbia Quality Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2023 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Quality Income Fund | First Quarter Report 2023	13

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT236_05_N01_(10/23)